Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
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Property, Plant and Equipment

NOTE 15—PROPERTY, PLANT AND EQUIPMENT

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2017	19	209	1,020	221	8	1,477
Additions	1	2	50	224	5	282
Disposals	—	(1)	(3)	—	—	(4)
Depreciation expense	(4)	(13)	(135)	—	(7)	(159)
Transfer during the period	—	18	223	(237)	4	8
Effects of changes in foreign exchange rates	(2)	(9)	(66)	(10)	—	(87)

Net balance at December 31, 2017	14	206	1,089	198	10	1,517

Cost	25	321	1,712	204	29	2,291
Less accumulated depreciation and impairment	(11)	(115)	(623)	(6)	(19)	(774)

Net balance at December 31, 2017	14	206	1,089	198	10	1,517

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2016	21	158	773	296	7	1,255
Additions	—	6	56	297	3	362
Disposals	—	—	(6)	(5)	—	(11)
Depreciation expense	(4)	(13)	(120)	—	(7)	(144)
Transfer during the period	1	55	309	(370)	5	—
Effects of changes in foreign exchange rates	1	3	8	3	—	15

Net balance at December 31, 2016	19	209	1,020	221	8	1,477

Cost	27	324	1,581	228	27	2,187
Less accumulated depreciation and impairment	(8)	(115)	(561)	(7)	(19)	(710)

Net balance at December 31, 2016	19	209	1,020	221	8	1,477

Building, machinery and equipment includes the following amounts where the Group is a lessee under a finance lease:

	At December 31, 2017			At December 31, 2016
(in millions of Euros)	Gross value	Accumulated depreciation	Net	Gross value	Accumulated depreciation	Net
Buildings under finance lease	30	(5)	25	31	(3)	28
Machinery and equipment under finance lease	62	(27)	35	50	(21)	29

Total	92	(32)	60	81	(24)	57

The future aggregate minimum lease payments under non-cancellable finance leases are as follows:

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Less than 1 year	15	13
1 to 5 years	37	36
More than 5 years	19	22

Total	71	71

The present value of future aggregate minimum lease payments under non-cancellable finance leases are as follows:

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Less than 1 year	14	10
1 to 5 years	30	35
More than 5 years	16	15

Total	60	60

Depreciation expense and impairment losses

Total depreciation expense and impairment losses relating to property, plant and equipment and intangible assets are presented in the Consolidated Income Statement as follows:

(in millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Cost of sales	(160)	(147)	(132)
Selling and administrative expenses	(8)	(6)	(6)
Research and development expenses	(3)	(2)	(2)
Impairment	—	—	(452)

Total	(171)	(155)	(592)

The amount of contractual commitments for the acquisition of property, plant and equipment is disclosed in NOTE 26—Commitments.

Impairment tests for property, plant and equipment and intangibles assets

No triggering events were identified at December 31, 2017 and 2016 regarding our cash-generating units.

Certain triggering events were identified as at December 31, 2015 for certain cash-generating units. In accordance with the accounting policies described in NOTE 2.6 of the Consolidated Financial Statements, these cash-generating units were tested for impairment.

For the Muscle Shoals cash-generating unit, a P&ARP cash-generating unit, the following triggering events were identified at December 31, 2015:

-	Continuing under performance and actual 2015 Muscle Shoals results showing a much lower financial performance than the initial business plan prepared as part of the Wise acquisition, and

-	Revised budget and strategic plan for Muscle Shoals downgraded, notably after taking into account new sale agreements commercial conditions for the can/packaging business.

Its value in use was determined based on projected cash flows expected to be generated by the can/packaging business at Muscle Shoals. These cash flow forecasts were prepared by the Group Management and reviewed by the Board of Directors. The discount rate applied to cash flows projections was 11% and cash flows beyond the projection period were extrapolated using a 0% growth rate. The value in use calculation led to a recoverable value being €400 million lower than the carrying value.

Management determined that the fair value less cost of disposal of Muscle Shoals cash-generating unit did not exceed the value in use.

Accordingly, an impairment charge of €400 million was recorded as at December 31, 2015, reducing the Muscle Shoals’ cash- generating unit intangible assets and property, plant and equipment.

For the Constellium Valais cash-generating units, certain triggering events were identified in 2015 (cash-generating unit Valais—AS&I operating segment: operational reorganization and industrial restructuring and cash-generating unit Valais—A&T operating segment: expected adverse change in key sale agreements).

Based on the recoverable value approached from both a value in use and a fair value models, the carrying value of the Property, plant and equipment was fully impaired as at December 31, 2015. The related impairment charge totaled €49  million.